Private Placement (Details) - $ / shares	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	May 03, 2021
Private Placement Abstract
Warrants issued		224,780	2,000,000
Price of warrants		$ 10
Purchased aggregate shares	224,780
Price per share	$ 10